Cambria Tactical Yield ETF
Schedule of Investments
July 31, 2025 (Unaudited)

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 99.6%	Par	Value
4.22%, 09/04/2025 (a)	$8,333,000	$8,299,340
3.98%, 12/26/2025 (a)	8,607,000	8,460,049
4.09%, 03/19/2026 (a)	8,692,000	8,466,830
TOTAL U.S. TREASURY BILLS (Cost $25,243,858)		25,226,219

MONEY MARKET FUNDS - 0.4%	Shares
First American Treasury Obligations Fund - Class X, 4.24%(b)	92,022	92,022
TOTAL MONEY MARKET FUNDS (Cost $92,022)		92,022

TOTAL INVESTMENTS - 100.0% (Cost $25,335,880)		25,318,241
Other Assets in Excess of Liabilities - 0.0% (c)		329
TOTAL NET ASSETS - 100.0%		$25,318,570
two		–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.		–%

(a)	The rate shown is the annualized effective yield as of July 31, 2025.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Cambria Tactical Yield ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Bills	$–	$25,226,219	$–	$25,226,219
Money Market Funds	92,022	–	–	92,022
Total Investments	$92,022	$25,226,219	$–	$25,318,241

Refer to the Schedule of Investments for further disaggregation of investment categories.